SCOPE OF CONSOLIDATION	12 Months Ended
Dec. 31, 2024
Scope of Consolidation [Abstract]
SCOPE OF CONSOLIDATION
3. SCOPE OF CONSOLIDATION
Ferrari N.V. is the parent company of the Group and it holds, directly and indirectly, interests in the Group’s main operating companies. The Group’s scope of consolidation at December 31, 2024 and 2023 was as follows:

			At December 31, 2024		At December 31, 2023
Name	Country	Nature of business	Shares held by the Group	Shares held by NCI	Shares held by the Group	Shares held by NCI
Directly held interests
Ferrari S.p.A.	Italy	Engineering, manufacturing and sales	100%	—%	100%	—%
New Business 33 S.p.A. (1)	Italy	Engineering, manufacturing and sales	100%	—%	100%	—%

Indirectly held through Ferrari S.p.A.
Ferrari North America Inc.	USA	Importer and distributor	100%	—%	100%	—%
Ferrari Japan KK	Japan	Importer and distributor	100%	—%	100%	—%
Ferrari Australasia Pty Limited	Australia	Importer and distributor	100%	—%	100%	—%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.	China	Importer and distributor	80%	20%	80%	20%
Ferrari (HK) Limited	Hong Kong	Importer and distributor	100%	—%	100%	—%
Ferrari Far East Pte Limited	Singapore	Service company	100%	—%	100%	—%
Ferrari Management Consulting (Shanghai) Co. L.t.d.	China	Service company	100%	—%	100%	—%
Ferrari South West Europe S.a.r.l.	France	Service company	100%	—%	100%	—%
Ferrari Central Europe GmbH	Germany	Service company	100%	—%	100%	—%
G.S.A. S.A. in liquidation	Switzerland	Service company	100%	—%	100%	—%
Mugello Circuit S.p.A.	Italy	Racetrack management	100%	—%	100%	—%
Ferrari Financial Services, Inc.	USA	Financial services	100%	—%	100%	—%

Indirectly held through other Group entities
Ferrari Auto Securitization Transaction LLC (2)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Lease, LLC (2)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Select, LLC (2)	USA	Financial services	100%	—%	100%	—%
Ferrari Financial Services Titling Trust (2)	USA	Financial services	100%	—%	100%	—%
Ferrari Lifestyle North America, Inc. (3)(4)	USA	Retail	100%	—%	100%	—%
_____________________________
(1)    With effectiveness as of January 1, 2025, New Business 33 S.p.A. was merged by incorporation into Ferrari S.p.A.
(2)    Shareholding held by Ferrari Financial Services Inc. within the context of securitization transactions for receivables generated by the Group’s financial services activities in the United States.
(3)    Shareholding held by Ferrari North America Inc.
(4)    Effective as of January 12, 2024, the company changed its name from 410 Park Display, Inc to Ferrari Lifestyle North America, Inc.
Non-controlling interests

The non-controlling interests at December 31, 2024 and 2023 and the net profit attributable to non-controlling interests for the years ended December 31, 2024, 2023 and 2022 relate to Ferrari International Cars Trading (Shanghai) Co. L.t.d. (“FICTS”), in which the Group holds an 80 percent interest.

	At December 31,
	2024	2023
	(€ thousand)
Equity attributable to non-controlling interests	9,292	9,734

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Net profit attributable to non-controlling interests	4,036	5,409	6,680
    The non-controlling interests in FICTS are not considered to be significant to the Group for the periods presented in these Consolidated Financial Statements.